Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000019792 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.03%)
C000019792 | Financial
Holdings [Line Items]
Percent of Net Asset Value	97.91%
C000019792 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.26%
C000019792 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	0.86%
C000019792 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	98.77%
C000019792 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.26%
C000038802 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.03%)
C000038802 | Financial
Holdings [Line Items]
Percent of Net Asset Value	97.91%
C000038802 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.26%
C000038802 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	0.86%
C000038802 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	98.77%
C000038802 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.26%
C000019791 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.03%)
C000019791 | Financial
Holdings [Line Items]
Percent of Net Asset Value	97.91%
C000019791 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.26%
C000019791 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	0.86%
C000019791 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	98.77%
C000019791 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.26%
C000019790 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.03%)
C000019790 | Financial
Holdings [Line Items]
Percent of Net Asset Value	97.91%
C000019790 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.26%
C000019790 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	0.86%
C000019790 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	98.77%
C000019790 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.26%
C000019787 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.03%)
C000019787 | Financial
Holdings [Line Items]
Percent of Net Asset Value	97.91%
C000019787 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.26%
C000019787 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	0.86%
C000019787 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	98.77%
C000019787 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.26%
C000019788 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.03%)
C000019788 | Financial
Holdings [Line Items]
Percent of Net Asset Value	97.91%
C000019788 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.26%
C000019788 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	0.86%
C000019788 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	98.77%
C000019788 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.26%
C000175486 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.03%)
C000175486 | Financial
Holdings [Line Items]
Percent of Net Asset Value	97.91%
C000175486 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.26%
C000175486 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	0.86%
C000175486 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	98.77%
C000175486 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.26%
C000038768 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.04%)
C000038768 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.65%
C000038768 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	44.21%
C000038768 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	33.11%
C000038768 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	19.69%
C000038768 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	2.38%
C000038768 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.04%
C000038770 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.04%)
C000038770 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.65%
C000038770 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	44.21%
C000038770 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	33.11%
C000038770 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	19.69%
C000038770 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	2.38%
C000038770 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.04%
C000039365 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.04%)
C000039365 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.65%
C000039365 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	44.21%
C000039365 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	33.11%
C000039365 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	19.69%
C000039365 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	2.38%
C000039365 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.04%
C000038771 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.04%)
C000038771 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.65%
C000038771 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	44.21%
C000038771 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	33.11%
C000038771 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	19.69%
C000038771 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	2.38%
C000038771 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.04%
C000039361 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.04%)
C000039361 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.65%
C000039361 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	44.21%
C000039361 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	33.11%
C000039361 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	19.69%
C000039361 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	2.38%
C000039361 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.04%
C000039364 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.04%)
C000039364 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.65%
C000039364 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	44.21%
C000039364 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	33.11%
C000039364 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	19.69%
C000039364 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	2.38%
C000039364 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.04%
C000038718 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.04%)
C000038718 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.65%
C000038718 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000038718 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	56.18%
C000038718 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	12.75%
C000038718 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	1.86%
C000038718 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.04%
C000038720 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.04%)
C000038720 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.65%
C000038720 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000038720 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	56.18%
C000038720 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	12.75%
C000038720 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	1.86%
C000038720 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.04%
C000039341 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.04%)
C000039341 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.65%
C000039341 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000039341 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	56.18%
C000039341 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	12.75%
C000039341 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	1.86%
C000039341 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.04%
C000038721 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.04%)
C000038721 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.65%
C000038721 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000038721 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	56.18%
C000038721 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	12.75%
C000038721 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	1.86%
C000038721 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.04%
C000039337 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.04%)
C000039337 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.65%
C000039337 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000039337 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	56.18%
C000039337 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	12.75%
C000039337 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	1.86%
C000039337 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.04%
C000039340 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.04%)
C000039340 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.65%
C000039340 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000039340 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	56.18%
C000039340 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	12.75%
C000039340 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	1.86%
C000039340 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.04%
C000038722 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.49%
C000038722 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000038722 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	56.84%
C000038722 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	14.66%
C000038722 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	25.77%
C000038722 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	2.24%
C000038722 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.51%
C000038724 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.49%
C000038724 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000038724 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	56.84%
C000038724 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	14.66%
C000038724 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	25.77%
C000038724 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	2.24%
C000038724 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.51%
C000039344 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.49%
C000039344 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000039344 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	56.84%
C000039344 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	14.66%
C000039344 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	25.77%
C000039344 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	2.24%
C000039344 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.51%
C000038725 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.49%
C000038725 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000038725 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	56.84%
C000038725 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	14.66%
C000038725 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	25.77%
C000038725 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	2.24%
C000038725 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.51%
C000039346 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.49%
C000039346 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000039346 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	56.84%
C000039346 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	14.66%
C000039346 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	25.77%
C000039346 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	2.24%
C000039346 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.51%
C000039343 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.49%
C000039343 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000039343 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	56.84%
C000039343 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	14.66%
C000039343 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	25.77%
C000039343 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	2.24%
C000039343 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.51%
C000038726 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.04%)
C000038726 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.52%
C000038726 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	18.97%
C000038726 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	73.26%
C000038726 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	6.23%
C000038726 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	1.06%
C000038726 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.04%
C000038728 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.04%)
C000038728 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.52%
C000038728 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	18.97%
C000038728 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	73.26%
C000038728 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	6.23%
C000038728 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	1.06%
C000038728 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.04%
C000039353 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.04%)
C000039353 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.52%
C000039353 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	18.97%
C000039353 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	73.26%
C000039353 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	6.23%
C000039353 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	1.06%
C000039353 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.04%
C000038729 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.04%)
C000038729 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.52%
C000038729 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	18.97%
C000038729 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	73.26%
C000038729 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	6.23%
C000038729 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	1.06%
C000038729 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.04%
C000039349 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.04%)
C000039349 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.52%
C000039349 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	18.97%
C000039349 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	73.26%
C000039349 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	6.23%
C000039349 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	1.06%
C000039349 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.04%
C000039352 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.04%)
C000039352 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.52%
C000039352 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	18.97%
C000039352 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	73.26%
C000039352 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	6.23%
C000039352 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	1.06%
C000039352 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.04%
C000038730 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.04%)
C000038730 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000038730 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	65.20%
C000038730 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	1.39%
C000038730 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000038730 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	2.35%
C000038730 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.04%
C000038732 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.04%)
C000038732 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000038732 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	65.20%
C000038732 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	1.39%
C000038732 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000038732 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	2.35%
C000038732 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.04%
C000039359 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.04%)
C000039359 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000039359 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	65.20%
C000039359 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	1.39%
C000039359 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000039359 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	2.35%
C000039359 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.04%
C000038733 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.04%)
C000038733 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000038733 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	65.20%
C000038733 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	1.39%
C000038733 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000038733 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	2.35%
C000038733 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.04%
C000039355 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.04%)
C000039355 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000039355 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	65.20%
C000039355 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	1.39%
C000039355 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000039355 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	2.35%
C000039355 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.04%
C000039358 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.04%)
C000039358 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000039358 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	65.20%
C000039358 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	1.39%
C000039358 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000039358 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	2.35%
C000039358 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.04%
C000038764 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.33%)
C000038764 | Financial
Holdings [Line Items]
Percent of Net Asset Value	22.88%
C000038764 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.08%
C000038764 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	0.52%
C000038764 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	21.46%
C000038764 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	12.76%
C000038764 | Government
Holdings [Line Items]
Percent of Net Asset Value	12.37%
C000038764 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.22%
C000038764 | Technology
Holdings [Line Items]
Percent of Net Asset Value	4.38%
C000038764 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.32%
C000038764 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	4.17%
C000038764 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	3.01%
C000038764 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.35%
C000038764 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.81%
C000038764 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	5.08%
C000038764 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	82.88%
C000038764 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	12.37%
C000038766 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.33%)
C000038766 | Financial
Holdings [Line Items]
Percent of Net Asset Value	22.88%
C000038766 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.08%
C000038766 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	0.52%
C000038766 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	21.46%
C000038766 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	12.76%
C000038766 | Government
Holdings [Line Items]
Percent of Net Asset Value	12.37%
C000038766 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.22%
C000038766 | Technology
Holdings [Line Items]
Percent of Net Asset Value	4.38%
C000038766 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.32%
C000038766 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	4.17%
C000038766 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	3.01%
C000038766 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.35%
C000038766 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.81%
C000038766 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	5.08%
C000038766 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	82.88%
C000038766 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	12.37%
C000090493 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.33%)
C000090493 | Financial
Holdings [Line Items]
Percent of Net Asset Value	22.88%
C000090493 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.08%
C000090493 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	0.52%
C000090493 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	21.46%
C000090493 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	12.76%
C000090493 | Government
Holdings [Line Items]
Percent of Net Asset Value	12.37%
C000090493 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.22%
C000090493 | Technology
Holdings [Line Items]
Percent of Net Asset Value	4.38%
C000090493 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.32%
C000090493 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	4.17%
C000090493 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	3.01%
C000090493 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.35%
C000090493 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.81%
C000090493 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	5.08%
C000090493 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	82.88%
C000090493 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	12.37%
C000038767 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.33%)
C000038767 | Financial
Holdings [Line Items]
Percent of Net Asset Value	22.88%
C000038767 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.08%
C000038767 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	0.52%
C000038767 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	21.46%
C000038767 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	12.76%
C000038767 | Government
Holdings [Line Items]
Percent of Net Asset Value	12.37%
C000038767 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.22%
C000038767 | Technology
Holdings [Line Items]
Percent of Net Asset Value	4.38%
C000038767 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.32%
C000038767 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	4.17%
C000038767 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	3.01%
C000038767 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.35%
C000038767 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.81%
C000038767 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	5.08%
C000038767 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	82.88%
C000038767 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	12.37%
C000090496 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.33%)
C000090496 | Financial
Holdings [Line Items]
Percent of Net Asset Value	22.88%
C000090496 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.08%
C000090496 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	0.52%
C000090496 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	21.46%
C000090496 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	12.76%
C000090496 | Government
Holdings [Line Items]
Percent of Net Asset Value	12.37%
C000090496 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.22%
C000090496 | Technology
Holdings [Line Items]
Percent of Net Asset Value	4.38%
C000090496 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.32%
C000090496 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	4.17%
C000090496 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	3.01%
C000090496 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.35%
C000090496 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.81%
C000090496 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	5.08%
C000090496 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	82.88%
C000090496 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	12.37%
C000090498 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.33%)
C000090498 | Financial
Holdings [Line Items]
Percent of Net Asset Value	22.88%
C000090498 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.08%
C000090498 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	0.52%
C000090498 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	21.46%
C000090498 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	12.76%
C000090498 | Government
Holdings [Line Items]
Percent of Net Asset Value	12.37%
C000090498 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.22%
C000090498 | Technology
Holdings [Line Items]
Percent of Net Asset Value	4.38%
C000090498 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.32%
C000090498 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	4.17%
C000090498 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	3.01%
C000090498 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.35%
C000090498 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.81%
C000090498 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	5.08%
C000090498 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	82.88%
C000090498 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	12.37%
C000019809 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.59%)
C000019809 | Financial
Holdings [Line Items]
Percent of Net Asset Value	23.47%
C000019809 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.37%
C000019809 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.49%
C000019809 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.39%
C000019809 | Technology
Holdings [Line Items]
Percent of Net Asset Value	10.57%
C000019809 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000019809 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	22.03%
C000019809 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000019809 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.95%
C000019809 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.52%
C000019809 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	98.22%
C000019809 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.37%
C000019808 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.59%)
C000019808 | Financial
Holdings [Line Items]
Percent of Net Asset Value	23.47%
C000019808 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.37%
C000019808 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.49%
C000019808 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.39%
C000019808 | Technology
Holdings [Line Items]
Percent of Net Asset Value	10.57%
C000019808 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000019808 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	22.03%
C000019808 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000019808 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.95%
C000019808 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.52%
C000019808 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	98.22%
C000019808 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.37%
C000019807 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.59%)
C000019807 | Financial
Holdings [Line Items]
Percent of Net Asset Value	23.47%
C000019807 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.37%
C000019807 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.49%
C000019807 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.39%
C000019807 | Technology
Holdings [Line Items]
Percent of Net Asset Value	10.57%
C000019807 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000019807 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	22.03%
C000019807 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000019807 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.95%
C000019807 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.52%
C000019807 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	98.22%
C000019807 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.37%
C000019804 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.59%)
C000019804 | Financial
Holdings [Line Items]
Percent of Net Asset Value	23.47%
C000019804 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.37%
C000019804 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.49%
C000019804 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.39%
C000019804 | Technology
Holdings [Line Items]
Percent of Net Asset Value	10.57%
C000019804 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000019804 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	22.03%
C000019804 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000019804 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.95%
C000019804 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.52%
C000019804 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	98.22%
C000019804 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.37%
C000019805 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.59%)
C000019805 | Financial
Holdings [Line Items]
Percent of Net Asset Value	23.47%
C000019805 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.37%
C000019805 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.49%
C000019805 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.39%
C000019805 | Technology
Holdings [Line Items]
Percent of Net Asset Value	10.57%
C000019805 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000019805 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	22.03%
C000019805 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000019805 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.95%
C000019805 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.52%
C000019805 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	98.22%
C000019805 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.37%
C000175487 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.59%)
C000175487 | Financial
Holdings [Line Items]
Percent of Net Asset Value	23.47%
C000175487 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.37%
C000175487 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.49%
C000175487 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.39%
C000175487 | Technology
Holdings [Line Items]
Percent of Net Asset Value	10.57%
C000175487 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000175487 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	22.03%
C000175487 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000175487 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.95%
C000175487 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.52%
C000175487 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	98.22%
C000175487 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.37%
C000019631 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(2.44%)
C000019631 | Financial
Holdings [Line Items]
Percent of Net Asset Value	8.17%
C000019631 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.92%
C000019631 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.85%
C000019631 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.02%
C000019631 | Technology
Holdings [Line Items]
Percent of Net Asset Value	19.79%
C000019631 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.97%
C000019631 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	24.49%
C000019631 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	28.95%
C000019631 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.07%
C000019631 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.14%
C000019631 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.07%
C000019631 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	97.45%
C000019631 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	4.99%
C000019630 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(2.44%)
C000019630 | Financial
Holdings [Line Items]
Percent of Net Asset Value	8.17%
C000019630 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.92%
C000019630 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.85%
C000019630 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.02%
C000019630 | Technology
Holdings [Line Items]
Percent of Net Asset Value	19.79%
C000019630 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.97%
C000019630 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	24.49%
C000019630 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	28.95%
C000019630 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.07%
C000019630 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.14%
C000019630 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.07%
C000019630 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	97.45%
C000019630 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	4.99%
C000019627 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(2.44%)
C000019627 | Financial
Holdings [Line Items]
Percent of Net Asset Value	8.17%
C000019627 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.92%
C000019627 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.85%
C000019627 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.02%
C000019627 | Technology
Holdings [Line Items]
Percent of Net Asset Value	19.79%
C000019627 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.97%
C000019627 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	24.49%
C000019627 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	28.95%
C000019627 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.07%
C000019627 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.14%
C000019627 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.07%
C000019627 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	97.45%
C000019627 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	4.99%
C000019628 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(2.44%)
C000019628 | Financial
Holdings [Line Items]
Percent of Net Asset Value	8.17%
C000019628 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.92%
C000019628 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.85%
C000019628 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.02%
C000019628 | Technology
Holdings [Line Items]
Percent of Net Asset Value	19.79%
C000019628 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.97%
C000019628 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	24.49%
C000019628 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	28.95%
C000019628 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.07%
C000019628 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.14%
C000019628 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.07%
C000019628 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	97.45%
C000019628 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	4.99%
C000149260 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(2.44%)
C000149260 | Financial
Holdings [Line Items]
Percent of Net Asset Value	8.17%
C000149260 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.92%
C000149260 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.85%
C000149260 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.02%
C000149260 | Technology
Holdings [Line Items]
Percent of Net Asset Value	19.79%
C000149260 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.97%
C000149260 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	24.49%
C000149260 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	28.95%
C000149260 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.07%
C000149260 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.14%
C000149260 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.07%
C000149260 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	97.45%
C000149260 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	4.99%
C000019720 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000019720 | Financial
Holdings [Line Items]
Percent of Net Asset Value	24.04%
C000019720 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.36%
C000019720 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	13.49%
C000019720 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.03%
C000019720 | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.18%
C000019720 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.07%
C000019720 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.07%
C000019720 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	18.23%
C000019720 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.06%
C000019720 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	3.53%
C000019720 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.14%
C000019720 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	96.70%
C000019720 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000019719 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000019719 | Financial
Holdings [Line Items]
Percent of Net Asset Value	24.04%
C000019719 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.36%
C000019719 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	13.49%
C000019719 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.03%
C000019719 | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.18%
C000019719 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.07%
C000019719 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.07%
C000019719 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	18.23%
C000019719 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.06%
C000019719 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	3.53%
C000019719 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.14%
C000019719 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	96.70%
C000019719 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000019716 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000019716 | Financial
Holdings [Line Items]
Percent of Net Asset Value	24.04%
C000019716 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.36%
C000019716 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	13.49%
C000019716 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.03%
C000019716 | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.18%
C000019716 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.07%
C000019716 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.07%
C000019716 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	18.23%
C000019716 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.06%
C000019716 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	3.53%
C000019716 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.14%
C000019716 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	96.70%
C000019716 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000019717 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000019717 | Financial
Holdings [Line Items]
Percent of Net Asset Value	24.04%
C000019717 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.36%
C000019717 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	13.49%
C000019717 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.03%
C000019717 | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.18%
C000019717 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.07%
C000019717 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.07%
C000019717 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	18.23%
C000019717 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.06%
C000019717 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	3.53%
C000019717 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.14%
C000019717 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	96.70%
C000019717 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000175485 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000175485 | Financial
Holdings [Line Items]
Percent of Net Asset Value	24.04%
C000175485 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.36%
C000175485 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	13.49%
C000175485 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.03%
C000175485 | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.18%
C000175485 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.07%
C000175485 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.07%
C000175485 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	18.23%
C000175485 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.06%
C000175485 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	3.53%
C000175485 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.14%
C000175485 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	96.70%
C000175485 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000076717 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.56%)
C000076717 | Financial
Holdings [Line Items]
Percent of Net Asset Value	25.83%
C000076717 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.86%
C000076717 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.48%
C000076717 | Government
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000076717 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.14%
C000076717 | Technology
Holdings [Line Items]
Percent of Net Asset Value	2.87%
C000076717 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.59%
C000076717 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	10.76%
C000076717 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	19.57%
C000076717 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000076717 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	4.55%
C000076717 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000076717 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	94.00%
C000076717 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	7.56%
C000019589 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.56%)
C000019589 | Financial
Holdings [Line Items]
Percent of Net Asset Value	25.83%
C000019589 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.86%
C000019589 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.48%
C000019589 | Government
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000019589 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.14%
C000019589 | Technology
Holdings [Line Items]
Percent of Net Asset Value	2.87%
C000019589 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.59%
C000019589 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	10.76%
C000019589 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	19.57%
C000019589 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000019589 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	4.55%
C000019589 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000019589 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	94.00%
C000019589 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	7.56%
C000019585 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.56%)
C000019585 | Financial
Holdings [Line Items]
Percent of Net Asset Value	25.83%
C000019585 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.86%
C000019585 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.48%
C000019585 | Government
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000019585 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.14%
C000019585 | Technology
Holdings [Line Items]
Percent of Net Asset Value	2.87%
C000019585 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.59%
C000019585 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	10.76%
C000019585 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	19.57%
C000019585 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000019585 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	4.55%
C000019585 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000019585 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	94.00%
C000019585 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	7.56%
C000019586 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.56%)
C000019586 | Financial
Holdings [Line Items]
Percent of Net Asset Value	25.83%
C000019586 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.86%
C000019586 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.48%
C000019586 | Government
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000019586 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.14%
C000019586 | Technology
Holdings [Line Items]
Percent of Net Asset Value	2.87%
C000019586 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.59%
C000019586 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	10.76%
C000019586 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	19.57%
C000019586 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000019586 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	4.55%
C000019586 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000019586 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	94.00%
C000019586 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	7.56%
C000149259 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.56%)
C000149259 | Financial
Holdings [Line Items]
Percent of Net Asset Value	25.83%
C000149259 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.86%
C000149259 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.48%
C000149259 | Government
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000149259 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.14%
C000149259 | Technology
Holdings [Line Items]
Percent of Net Asset Value	2.87%
C000149259 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.59%
C000149259 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	10.76%
C000149259 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	19.57%
C000149259 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000149259 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	4.55%
C000149259 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000149259 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	94.00%
C000149259 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	7.56%
C000038734 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(5.46%)
C000038734 | California
Holdings [Line Items]
Percent of Net Asset Value	13.39%
C000038734 | New York
Holdings [Line Items]
Percent of Net Asset Value	11.91%
C000038734 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	8.28%
C000038734 | Texas
Holdings [Line Items]
Percent of Net Asset Value	7.85%
C000038734 | Florida
Holdings [Line Items]
Percent of Net Asset Value	6.53%
C000038734 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	6.03%
C000038734 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	4.85%
C000038734 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000038734 | Massachusetts
Holdings [Line Items]
Percent of Net Asset Value	3.99%
C000038734 | Ohio
Holdings [Line Items]
Percent of Net Asset Value	3.81%
C000038734 | Kentucky
Holdings [Line Items]
Percent of Net Asset Value	3.38%
C000038734 | Utah
Holdings [Line Items]
Percent of Net Asset Value	3.35%
C000038734 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	3.29%
C000038734 | Louisiana
Holdings [Line Items]
Percent of Net Asset Value	3.12%
C000038734 | Nevada
Holdings [Line Items]
Percent of Net Asset Value	2.99%
C000038734 | Virginia
Holdings [Line Items]
Percent of Net Asset Value	2.24%
C000038734 | Arizona
Holdings [Line Items]
Percent of Net Asset Value	1.74%
C000038734 | Michigan
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000038734 | South Carolina
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000038734 | Connecticut
Holdings [Line Items]
Percent of Net Asset Value	1.27%
C000038734 | Other
Holdings [Line Items]
Percent of Net Asset Value	9.54%
C000038734 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.05%
C000038734 | Municipal Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	105.41%
C000038736 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(5.46%)
C000038736 | California
Holdings [Line Items]
Percent of Net Asset Value	13.39%
C000038736 | New York
Holdings [Line Items]
Percent of Net Asset Value	11.91%
C000038736 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	8.28%
C000038736 | Texas
Holdings [Line Items]
Percent of Net Asset Value	7.85%
C000038736 | Florida
Holdings [Line Items]
Percent of Net Asset Value	6.53%
C000038736 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	6.03%
C000038736 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	4.85%
C000038736 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000038736 | Massachusetts
Holdings [Line Items]
Percent of Net Asset Value	3.99%
C000038736 | Ohio
Holdings [Line Items]
Percent of Net Asset Value	3.81%
C000038736 | Kentucky
Holdings [Line Items]
Percent of Net Asset Value	3.38%
C000038736 | Utah
Holdings [Line Items]
Percent of Net Asset Value	3.35%
C000038736 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	3.29%
C000038736 | Louisiana
Holdings [Line Items]
Percent of Net Asset Value	3.12%
C000038736 | Nevada
Holdings [Line Items]
Percent of Net Asset Value	2.99%
C000038736 | Virginia
Holdings [Line Items]
Percent of Net Asset Value	2.24%
C000038736 | Arizona
Holdings [Line Items]
Percent of Net Asset Value	1.74%
C000038736 | Michigan
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000038736 | South Carolina
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000038736 | Connecticut
Holdings [Line Items]
Percent of Net Asset Value	1.27%
C000038736 | Other
Holdings [Line Items]
Percent of Net Asset Value	9.54%
C000038736 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.05%
C000038736 | Municipal Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	105.41%
C000158782 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(5.46%)
C000158782 | California
Holdings [Line Items]
Percent of Net Asset Value	13.39%
C000158782 | New York
Holdings [Line Items]
Percent of Net Asset Value	11.91%
C000158782 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	8.28%
C000158782 | Texas
Holdings [Line Items]
Percent of Net Asset Value	7.85%
C000158782 | Florida
Holdings [Line Items]
Percent of Net Asset Value	6.53%
C000158782 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	6.03%
C000158782 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	4.85%
C000158782 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000158782 | Massachusetts
Holdings [Line Items]
Percent of Net Asset Value	3.99%
C000158782 | Ohio
Holdings [Line Items]
Percent of Net Asset Value	3.81%
C000158782 | Kentucky
Holdings [Line Items]
Percent of Net Asset Value	3.38%
C000158782 | Utah
Holdings [Line Items]
Percent of Net Asset Value	3.35%
C000158782 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	3.29%
C000158782 | Louisiana
Holdings [Line Items]
Percent of Net Asset Value	3.12%
C000158782 | Nevada
Holdings [Line Items]
Percent of Net Asset Value	2.99%
C000158782 | Virginia
Holdings [Line Items]
Percent of Net Asset Value	2.24%
C000158782 | Arizona
Holdings [Line Items]
Percent of Net Asset Value	1.74%
C000158782 | Michigan
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000158782 | South Carolina
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000158782 | Connecticut
Holdings [Line Items]
Percent of Net Asset Value	1.27%
C000158782 | Other
Holdings [Line Items]
Percent of Net Asset Value	9.54%
C000158782 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.05%
C000158782 | Municipal Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	105.41%